RESTATEMENT (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total assets	$ 2,823,917	$ 2,661,521			$ 717,627
Total liabilities	23,480,713	17,546,276			8,639,414
Stockholders' Deficit:
Preferred stock
Common stock	5,046	5,046			1,679
Additional paid in capital	17,538,757	17,491,734			12,361,205
Accumulated deficit	(38,205,260)	(32,381,535)			(20,284,671)
Total stockholders' deficit	(20,656,796)	(14,884,755)		$ (9,488,560)	(7,921,787)	$ (4,907,489)
Total liabilities and stockholders' deficit	$ 2,823,917	$ 2,661,521			$ 717,627
As Previously Reported [Member]
Total assets			$ 1,206,063
Total liabilities			11,101,777
Stockholders' Deficit:
Preferred stock
Common stock			5,046
Additional paid in capital			14,334,570
Subscriptions receivable			(1,958)
Accumulated deficit			(24,233,372)
Total stockholders' deficit			(9,895,714)
Total liabilities and stockholders' deficit			1,206,063
As Restated [Member]
Total assets			1,206,063
Total liabilities			11,101,777
Stockholders' Deficit:
Preferred stock
Common stock			5,046
Additional paid in capital			17,616,073
Subscriptions receivable			(1,958)
Accumulated deficit			(27,514,875)
Total stockholders' deficit			(9,895,714)
Total liabilities and stockholders' deficit			1,206,063
Restatement [Member]
Total assets
Total liabilities
Stockholders' Deficit:
Preferred stock
Common stock
Additional paid in capital			(3,281,503)
Subscriptions receivable
Accumulated deficit			3,281,503
Total stockholders' deficit
Total liabilities and stockholders' deficit